Accounts Receivable (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General and Administrative Expense [Member]
Accounts Receivable (Details) [Line Items]
Allowance for expected credit losses	$ 235,464	$ 7,866,302	$ 12,005,751